Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Abstract]
Deposits
(6) Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2011	2010	2009

Interest bearing checking accounts	$285	595	695
Savings accounts	3,788	3,356	3,068
Time deposits and money market accounts	20,597	29,271	43,980
Total	$24,670	33,222	47,743

At December 31, 2011, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$1,170,936
1 to 2 years	149,752
2 to 3 years	30,280
3 to 4 years	10,854
4 to 5 years	2,431
Over 5 years	464
$1,364,717